Selling, general and administrative expenses (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Selling, General And Administrative Expenses [Abstract]
Disclosure of detailed information about general and administrative expense
	Year ended
	March 31, 2026	March 31, 2025	March 31, 2024

Personnel expenses	3,033	2,816	2,453
Marketing and promotion expenses	289	109	117
Administrative and other expenses#	4,801	4,517	3,892
	8,123	7,442	6,462
# Includes
Repairs and maintenance	2,261	1,816	1,543
Provision for doubtful debts	164	195	265
Rates and taxes	233	224	113
Travelling expenses	246	238	227
Legal and professional	415	228	330
Insurance	161	196	158
Rent	376	312	175
Advertisement, selling and marketing expenses	264	202	160
Corporate social responsibility expenditure	28	28	33
Commission expenses	118	104	113
Communication expenses	82	29	27
Outsourced manpower costs	136	85	47
Power and fuel expenses	157	244	208
Director's sitting fees	13	8	3
Audit fees	13	12	10
Miscellaneous expenses	134	596	480
	4,801	4,517	3,892